Common Stock Options (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Common Stock Options Details Narrative
Shares available for grant	19,815,000		19,815,000
Stock-based compensation administrative expense	$ 10,944	$ 6,782	$ 59,860	$ 15,440
Stock options vested	85,000		85,000
Stock options unvested	100,000		100,000
Unrecognized compensation cost	$ 32,016		$ 42,959